PGIM Government Income Fund
Schedule of Investments  (unaudited)
as of May 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 97.9%
Asset-Backed Securities 4.2%
Collateralized Loan Obligations
AGL Core CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)	2.525%(c)	04/20/32	2,000	$1,983,021
Series 2020-04A, Class A, 144A, 3 Month LIBOR + 2.210% (Cap N/A, Floor 2.210%)	2.893(c)	04/20/28	6,000	5,971,590

Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2014-01A, Class AR2, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)	2.436(c)	07/16/29	3,481	3,427,943
Battalion CLO Ltd., Series 2020-15A, Class A1, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	3.012(c)	01/17/33	2,250	2,197,365
Canyon CLO Ltd. (Cayman Islands), Series 2020-01A, Class A, 144A, 3 Month LIBOR + 1.920% (Cap N/A, Floor 1.920%)	2.319(c)	07/15/28	3,750	3,767,415
Octagon Investment Partners 45 Ltd. (Cayman Islands), Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)	2.549(c)	10/15/32	6,000	5,926,095
Race Point CLO Ltd. (Cayman Islands), Series 2015-09A, Class A1AR, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)	2.429(c)	10/15/30	2,000	1,957,016
Trimaran Cavu Ltd. (Cayman Islands), Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.460% (Cap N/A, Floor 1.460%)	2.595(c)	07/20/32	4,000	3,939,583
Wellfleet CLO Ltd. (Cayman Islands), Series 2017-02A, Class A1R, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 0.000%)	2.195(c)	10/20/29	3,500	3,419,580

Total Asset-Backed Securities (cost $31,269,213)				32,589,608
Commercial Mortgage-Backed Securities 11.7%
BANK, Series 2017-BNK05, Class A3	3.020	06/15/60	3,600	3,770,581
Barclays Commercial Mortgage Trust, Series 2019-C04, Class A4	2.661	08/15/52	6,000	6,264,120
CD Mortgage Trust, Series 2019-CD08, Class A3	2.657	08/15/57	6,000	6,300,203
Fannie Mae-Aces,
Series 2012-M02, Class A2	2.717	02/25/22	151	155,270
Series 2015-M17, Class A2	2.931(cc)	11/25/25	2,829	3,031,990

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Fannie Mae-Aces, (cont’d.)
Series 2016-M11, Class A2	2.369%(cc)	07/25/26	2,600	$2,785,106
Series 2016-M13, Class A2	2.483(cc)	09/25/26	4,400	4,630,950
Series 2018-M14, Class A1	3.578(cc)	08/25/28	1,536	1,715,134
Series 2019-M01, Class A2	3.555(cc)	09/25/28	2,000	2,311,935
FHLMC Multifamily Structured Pass-Through Certificates,
Series K0008, Class X1, IO	1.321(cc)	06/25/20	1,144	11
Series K0019, Class X1, IO	1.591(cc)	03/25/22	22,612	540,005
Series K0020, Class X1, IO	1.364(cc)	05/25/22	13,159	292,220
Series K0021, Class X1, IO	1.417(cc)	06/25/22	14,565	338,225
Series K0025, Class X1, IO	0.811(cc)	10/25/22	36,935	601,414
Series K0060, Class AM	3.300(cc)	10/25/26	3,860	4,350,013
Series K0064, Class AM	3.327(cc)	03/25/27	2,100	2,368,558
Series K0068, Class AM	3.315	08/25/27	3,200	3,624,700
Series K0076, Class AM	3.900	04/25/28	750	883,026
Series K0077, Class A2	3.850(cc)	05/25/28	1,570	1,864,188
Series K0077, Class AM	3.850(cc)	05/25/28	310	367,842
Series K0078, Class AM	3.920	06/25/28	925	1,095,344
Series K0079, Class AM	3.930	06/25/28	1,225	1,449,451
Series K0080, Class AM	3.986(cc)	07/25/28	3,300	3,915,087
Series K0081, Class AM	3.900(cc)	08/25/28	2,600	3,084,329
Series K0083, Class AM	4.030(cc)	10/25/28	450	538,511
Series K0084, Class AM	3.880(cc)	10/25/28	2,200	2,591,695
Series K0085, Class AM	4.060(cc)	10/25/28	1,100	1,319,841
Series K0086, Class A2	3.859(cc)	11/25/28	2,500	2,989,809
Series K0086, Class AM	3.919(cc)	12/25/28	350	418,715
Series K0087, Class AM	3.832(cc)	12/25/28	400	474,211
Series K0088, Class AM	3.761(cc)	01/25/29	880	1,043,267
Series K0090, Class AM	3.492(cc)	03/25/29	1,450	1,693,931
Series K0091, Class AM	3.566	03/25/29	1,650	1,934,821
Series K0151, Class A3	3.511	04/25/30	900	1,046,146
Series K0152, Class A2	3.080	01/25/31	375	422,053
Series K0157, Class A2	3.990(cc)	05/25/33	2,900	3,490,831
Series K0157, Class A3	3.990(cc)	08/25/33	755	930,077
Series K0158, Class A2	3.900(cc)	12/25/30	1,275	1,526,106
Series K1514, Class A2	2.859	10/25/34	5,217	5,820,001
Series KC03, Class A2	3.499	01/25/26	1,100	1,198,604
Series W5FX, Class AFX	3.214(cc)	04/25/28	1,970	2,219,922

JPMBB Commercial Mortgage Securities Trust, Series 2016-C01, Class A3	3.515	03/15/49	2,500	2,607,564

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C09, Class A3	2.834%	05/15/46	878	$899,623
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class A3	3.572	09/15/58	2,256	2,389,229

Total Commercial Mortgage-Backed Securities (cost $82,873,949)				91,294,659
Corporate Bonds 0.8%
Diversified Financial Services
Private Export Funding Corp.,
Sr. Unsec’d. Notes, 144A	2.650	02/16/21	2,870	2,912,613
U.S. Gov’t. Gtd. Notes, Series BB	4.300	12/15/21	1,210	1,275,205
U.S. Gov’t. Gtd. Notes, Series KK	3.550	01/15/24	2,085	2,292,210

Total Corporate Bonds (cost $6,281,614)				6,480,028
Residential Mortgage-Backed Securities 0.0%
Merrill Lynch Mortgage Investors Trust, Series 2003-E, Class A1, 1 Month LIBOR + 0.620% (Cap 11.750%, Floor 0.310%)	0.788(c)	10/25/28	39	37,935
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-01, Class 4A3	3.811(cc)	02/25/34	166	158,459

Total Residential Mortgage-Backed Securities (cost $206,012)				196,394
U.S. Government Agency Obligations 34.6%
Fannie Mae Strips Principal, MTN	2.001(s)	10/08/27	530	484,900
Federal Home Loan Bank	3.250	11/16/28	1,800	2,144,218
Federal Home Loan Mortgage Corp.	(2.451)(s)	11/15/38	2,500	1,731,715
Federal Home Loan Mortgage Corp.	2.000	01/01/32	413	426,956
Federal Home Loan Mortgage Corp.	2.500	05/01/23	129	135,485
Federal Home Loan Mortgage Corp.	2.500	12/01/23	190	199,015
Federal Home Loan Mortgage Corp.	2.500	03/01/30	929	980,089
Federal Home Loan Mortgage Corp.	2.500	09/01/31	582	610,552
Federal Home Loan Mortgage Corp.	2.500	10/01/32	690	726,518
Federal Home Loan Mortgage Corp.	3.000	10/01/28	162	172,844
Federal Home Loan Mortgage Corp.	3.000	06/01/29	480	511,955
Federal Home Loan Mortgage Corp.	3.000	12/01/30	558	592,875
Federal Home Loan Mortgage Corp.	3.000	01/01/37	1,174	1,242,073

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Mortgage Corp.	3.000%	04/01/43	1,411	$1,511,091
Federal Home Loan Mortgage Corp.	3.000	10/01/46	894	945,079
Federal Home Loan Mortgage Corp.	3.000	11/01/46	743	785,733
Federal Home Loan Mortgage Corp.	3.000	12/01/46	725	765,009
Federal Home Loan Mortgage Corp.	3.000	01/01/47	1,564	1,654,317
Federal Home Loan Mortgage Corp.	3.500	08/01/26	256	270,993
Federal Home Loan Mortgage Corp.	3.500	01/01/27	142	150,367
Federal Home Loan Mortgage Corp.	3.500	11/01/28	987	1,055,587
Federal Home Loan Mortgage Corp.	3.500	11/01/37	559	594,598
Federal Home Loan Mortgage Corp.	3.500	06/01/42	1,398	1,516,422
Federal Home Loan Mortgage Corp.	3.500	06/01/43	1,040	1,128,621
Federal Home Loan Mortgage Corp.	3.500	07/01/43	2,512	2,725,593
Federal Home Loan Mortgage Corp.	3.500	07/01/47	5,403	5,753,790
Federal Home Loan Mortgage Corp.	3.500	08/01/47	4,103	4,362,967
Federal Home Loan Mortgage Corp.	3.500	10/01/47	350	372,328
Federal Home Loan Mortgage Corp.	4.000	06/01/26	80	85,171
Federal Home Loan Mortgage Corp.	4.000	09/01/26	227	241,398
Federal Home Loan Mortgage Corp.	4.000	11/01/39	947	1,042,394
Federal Home Loan Mortgage Corp.	4.000	09/01/40	646	710,173
Federal Home Loan Mortgage Corp.	4.000	12/01/40	353	387,813
Federal Home Loan Mortgage Corp.	4.000	12/01/40	507	556,866
Federal Home Loan Mortgage Corp.	4.000	04/01/42	1,317	1,450,500
Federal Home Loan Mortgage Corp.	4.000	05/01/46	1,491	1,616,397
Federal Home Loan Mortgage Corp.	4.000	08/01/46	348	378,323
Federal Home Loan Mortgage Corp.	4.000	12/01/46	324	349,912
Federal Home Loan Mortgage Corp.	4.000	07/01/47	968	1,036,141
Federal Home Loan Mortgage Corp.	4.000	08/01/47	339	363,286
Federal Home Loan Mortgage Corp.	4.000	08/01/47	989	1,060,312
Federal Home Loan Mortgage Corp.	4.000	06/01/48	301	321,267
Federal Home Loan Mortgage Corp.	4.000	11/01/48	610	648,312
Federal Home Loan Mortgage Corp.	4.500	09/01/39	1,344	1,494,039
Federal Home Loan Mortgage Corp.	4.500	07/01/47	305	329,570
Federal Home Loan Mortgage Corp.	4.500	07/01/47	312	338,771
Federal Home Loan Mortgage Corp.	4.500	08/01/47	1,038	1,126,387
Federal Home Loan Mortgage Corp.	5.000	06/01/33	629	714,868
Federal Home Loan Mortgage Corp.	5.000	03/01/34	68	78,312
Federal Home Loan Mortgage Corp.	5.000	05/01/34	59	67,429
Federal Home Loan Mortgage Corp.	5.000	05/01/34	754	863,762
Federal Home Loan Mortgage Corp.	5.000	02/01/48	339	371,252
Federal Home Loan Mortgage Corp.	5.500	05/01/37	91	106,756
Federal Home Loan Mortgage Corp.	5.500	01/01/38	80	92,770
Federal Home Loan Mortgage Corp.	6.000	12/01/33	46	53,732

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Mortgage Corp.	6.000%	09/01/34	138	$153,666
Federal Home Loan Mortgage Corp.	6.250	07/15/32	40	63,049
Federal Home Loan Mortgage Corp.	6.500	09/01/32	40	45,795
Federal Home Loan Mortgage Corp.	6.500	09/01/32	112	127,209
Federal Home Loan Mortgage Corp.	6.750	09/15/29	100	150,873
Federal Home Loan Mortgage Corp.	7.000	09/01/32	29	30,185
Federal Home Loan Mortgage Corp.	8.000	08/01/22	2	1,595
Federal National Mortgage Assoc.	2.000	TBA	2,000	2,063,437
Federal National Mortgage Assoc.	2.000	08/01/31	495	511,058
Federal National Mortgage Assoc.	2.000	10/01/34	1,144	1,180,840
Federal National Mortgage Assoc.	2.500	TBA	7,000	7,244,948
Federal National Mortgage Assoc.	2.500	08/01/28	545	571,210
Federal National Mortgage Assoc.	2.500	08/01/29	120	126,496
Federal National Mortgage Assoc.	2.500	11/01/31	334	351,777
Federal National Mortgage Assoc.	2.500	01/01/35	1,961	2,057,631
Federal National Mortgage Assoc.	2.500	02/01/43	268	282,908
Federal National Mortgage Assoc.	2.500	12/01/46	1,264	1,332,894
Federal National Mortgage Assoc.	3.000	TBA	10,500	11,020,767
Federal National Mortgage Assoc.	3.000	01/01/27	485	512,527
Federal National Mortgage Assoc.	3.000	08/01/28	974	1,028,759
Federal National Mortgage Assoc.	3.000	02/01/31	981	1,036,036
Federal National Mortgage Assoc.	3.000	11/01/36	510	539,416
Federal National Mortgage Assoc.	3.000	12/01/42	1,245	1,332,525
Federal National Mortgage Assoc.	3.000	02/01/43	686	734,060
Federal National Mortgage Assoc.	3.000	03/01/43	376	402,890
Federal National Mortgage Assoc.	3.000	04/01/43	663	709,126
Federal National Mortgage Assoc.	3.000	06/01/43	355	379,382
Federal National Mortgage Assoc.	3.000	06/01/43	772	825,848
Federal National Mortgage Assoc.	3.000	07/01/43	2,198	2,352,552
Federal National Mortgage Assoc.	3.000	11/01/46	1,912	2,020,585
Federal National Mortgage Assoc.	3.000	01/01/47	356	377,080
Federal National Mortgage Assoc.	3.000	04/01/47	5,731	6,059,939
Federal National Mortgage Assoc.	3.000	02/01/50	1,072	1,127,882
Federal National Mortgage Assoc.	3.500	TBA	1,000	1,055,312
Federal National Mortgage Assoc.	3.500	09/01/26	155	164,165
Federal National Mortgage Assoc.	3.500	03/01/27	387	409,272
Federal National Mortgage Assoc.	3.500	12/01/30	83	88,423
Federal National Mortgage Assoc.	3.500	02/01/33	170	179,458
Federal National Mortgage Assoc.	3.500	05/01/33	357	378,623
Federal National Mortgage Assoc.	3.500	10/01/41	2,140	2,322,676
Federal National Mortgage Assoc.	3.500	12/01/41	582	631,064
Federal National Mortgage Assoc.	3.500	03/01/42	578	629,319

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	3.500%	05/01/42	2,627	$2,849,821
Federal National Mortgage Assoc.	3.500	07/01/42	963	1,042,369
Federal National Mortgage Assoc.	3.500	12/01/42	1,444	1,567,999
Federal National Mortgage Assoc.	3.500	03/01/43	668	723,814
Federal National Mortgage Assoc.	3.500	06/01/45	4,909	5,273,018
Federal National Mortgage Assoc.	3.500	01/01/46	1,466	1,571,395
Federal National Mortgage Assoc.	3.500	12/01/46	1,880	2,011,710
Federal National Mortgage Assoc.	3.500	11/01/47	1,754	1,858,589
Federal National Mortgage Assoc.	3.500	01/01/48	2,263	2,394,532
Federal National Mortgage Assoc.	3.500	03/01/48	6,108	6,461,371
Federal National Mortgage Assoc.	3.500	04/01/48	4,602	4,889,965
Federal National Mortgage Assoc.	3.500	11/01/48	3,564	3,794,632
Federal National Mortgage Assoc.	4.000	09/01/40	1,021	1,119,183
Federal National Mortgage Assoc.	4.000	01/01/41	1,354	1,489,389
Federal National Mortgage Assoc.	4.000	09/01/44	1,080	1,183,277
Federal National Mortgage Assoc.	4.000	06/01/47	3,885	4,174,999
Federal National Mortgage Assoc.	4.000	06/01/47	5,136	5,505,909
Federal National Mortgage Assoc.	4.000	08/01/47	1,072	1,149,070
Federal National Mortgage Assoc.	4.000	09/01/47	4,031	4,315,817
Federal National Mortgage Assoc.	4.000	10/01/47	312	333,566
Federal National Mortgage Assoc.	4.000	10/01/47	2,838	3,038,236
Federal National Mortgage Assoc.	4.000	11/01/47	3,440	3,670,390
Federal National Mortgage Assoc.	4.000	12/01/47	685	735,207
Federal National Mortgage Assoc.	4.000	06/01/48	439	466,263
Federal National Mortgage Assoc.	4.500	04/01/41	1,171	1,302,862
Federal National Mortgage Assoc.	4.500	05/01/41	599	666,483
Federal National Mortgage Assoc.	4.500	01/01/45	275	305,525
Federal National Mortgage Assoc.	4.500	12/01/47	2,388	2,582,342
Federal National Mortgage Assoc.	4.500	06/01/48	712	769,217
Federal National Mortgage Assoc.	4.500	10/01/48	3,025	3,265,616
Federal National Mortgage Assoc.	5.000	12/01/31	63	69,051
Federal National Mortgage Assoc.	5.000	03/01/34	314	360,263
Federal National Mortgage Assoc.	5.000	07/01/35	125	143,163
Federal National Mortgage Assoc.	5.000	09/01/35	70	79,775
Federal National Mortgage Assoc.	5.000	11/01/35	79	90,451
Federal National Mortgage Assoc.	5.000	05/01/36	48	55,481
Federal National Mortgage Assoc.	5.500	02/01/34	332	387,654
Federal National Mortgage Assoc.	5.500	09/01/34	530	615,659
Federal National Mortgage Assoc.	5.500	02/01/35	405	468,197
Federal National Mortgage Assoc.	5.500	06/01/35	58	63,303
Federal National Mortgage Assoc.	5.500	06/01/35	175	193,466
Federal National Mortgage Assoc.	5.500	09/01/35	100	109,868

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	5.500%	09/01/35	247	$275,963
Federal National Mortgage Assoc.	5.500	10/01/35	322	373,707
Federal National Mortgage Assoc.	5.500	11/01/35	262	291,315
Federal National Mortgage Assoc.	5.500	11/01/35	650	739,237
Federal National Mortgage Assoc.	5.500	11/01/36	8	9,465
Federal National Mortgage Assoc.	6.000	08/01/21	7	6,774
Federal National Mortgage Assoc.	6.000	09/01/21	4	4,334
Federal National Mortgage Assoc.	6.000	07/01/22	1	786
Federal National Mortgage Assoc.	6.000	09/01/33	1	594
Federal National Mortgage Assoc.	6.000	11/01/33	—(r)	472
Federal National Mortgage Assoc.	6.000	02/01/34	—(r)	290
Federal National Mortgage Assoc.	6.000	06/01/34	—(r)	150
Federal National Mortgage Assoc.	6.000	09/01/34	—(r)	297
Federal National Mortgage Assoc.	6.000	09/01/34	19	22,100
Federal National Mortgage Assoc.	6.000	09/01/34	23	25,430
Federal National Mortgage Assoc.	6.000	11/01/34	4	4,337
Federal National Mortgage Assoc.	6.000	11/01/34	28	31,947
Federal National Mortgage Assoc.	6.000	02/01/35	—(r)	540
Federal National Mortgage Assoc.	6.000	03/01/35	17	19,533
Federal National Mortgage Assoc.	6.000	04/01/35	1	756
Federal National Mortgage Assoc.	6.000	12/01/35	62	69,014
Federal National Mortgage Assoc.	6.000	01/01/36	166	184,684
Federal National Mortgage Assoc.	6.000	05/01/36	73	83,926
Federal National Mortgage Assoc.	6.000	05/01/36	388	447,797
Federal National Mortgage Assoc.	6.250	05/15/29	100	145,055
Federal National Mortgage Assoc.	6.500	07/01/32	494	584,636
Federal National Mortgage Assoc.	6.500	08/01/32	202	230,820
Federal National Mortgage Assoc.	6.500	09/01/32	79	92,084
Federal National Mortgage Assoc.	6.500	10/01/32	81	93,018
Federal National Mortgage Assoc.	6.500	10/01/32	548	656,413
Federal National Mortgage Assoc.	6.500	10/01/37	276	329,759
Federal National Mortgage Assoc.	6.625	11/15/30	580	900,359
Federal National Mortgage Assoc.	7.000	05/01/24	—(r)	50
Federal National Mortgage Assoc.	7.000	05/01/24	7	7,176
Federal National Mortgage Assoc.	7.000	05/01/24	12	11,891
Federal National Mortgage Assoc.	7.000	05/01/24	13	13,313
Federal National Mortgage Assoc.	7.000	05/01/24	51	55,520
Federal National Mortgage Assoc.	7.000	12/01/31	1	1,172
Federal National Mortgage Assoc.	7.000	12/01/31	252	298,667
Federal National Mortgage Assoc.	7.000	09/01/33	64	65,682
Federal National Mortgage Assoc.	7.000	11/01/33	66	68,441
Federal National Mortgage Assoc.	9.000	04/01/25	3	2,797

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	9.500%	01/01/25	1	$973
Federal National Mortgage Assoc.	9.500	01/01/25	2	1,924
Federal National Mortgage Assoc.	9.500	01/01/25	6	6,058
Federal National Mortgage Assoc.	9.500	02/01/25	1	1,077
Government National Mortgage Assoc.	2.500	TBA	3,500	3,662,695
Government National Mortgage Assoc.	2.500	TBA	7,000	7,344,531
Government National Mortgage Assoc.	2.500	12/20/46	476	505,183
Government National Mortgage Assoc.	3.000	TBA	2,500	2,646,094
Government National Mortgage Assoc.	3.000	03/15/45	1,931	2,043,361
Government National Mortgage Assoc.	3.000	07/20/45	3,897	4,152,252
Government National Mortgage Assoc.	3.000	07/20/46	2,072	2,201,249
Government National Mortgage Assoc.	3.000	08/20/46	3,876	4,124,049
Government National Mortgage Assoc.	3.000	10/20/46	306	324,545
Government National Mortgage Assoc.	3.000	02/20/47	5,186	5,504,146
Government National Mortgage Assoc.	3.000	05/20/47	1,012	1,074,772
Government National Mortgage Assoc.	3.000	12/20/47	417	441,796
Government National Mortgage Assoc.	3.000	04/20/49	1,768	1,873,741
Government National Mortgage Assoc.	3.500	04/20/42	323	353,906
Government National Mortgage Assoc.	3.500	01/20/43	1,839	2,012,651
Government National Mortgage Assoc.	3.500	04/20/43	839	918,403
Government National Mortgage Assoc.	3.500	03/20/45	1,455	1,564,334
Government National Mortgage Assoc.	3.500	04/20/45	810	871,062
Government National Mortgage Assoc.	3.500	07/20/46	3,113	3,345,004
Government National Mortgage Assoc.	3.500	01/20/47	664	708,940
Government National Mortgage Assoc.	3.500	03/20/47	317	339,358
Government National Mortgage Assoc.	3.500	07/20/47	2,035	2,166,974
Government National Mortgage Assoc.	3.500	02/20/48	4,528	4,830,338
Government National Mortgage Assoc.	3.500	11/20/48	1,215	1,290,159
Government National Mortgage Assoc.	3.500	01/20/49	959	1,022,605
Government National Mortgage Assoc.	4.000	02/20/41	422	467,021
Government National Mortgage Assoc.	4.000	06/20/44	886	970,469
Government National Mortgage Assoc.	4.000	08/20/44	268	293,520
Government National Mortgage Assoc.	4.000	11/20/45	593	645,167
Government National Mortgage Assoc.	4.000	11/20/46	569	616,414
Government National Mortgage Assoc.	4.000	02/20/47	586	632,337
Government National Mortgage Assoc.	4.000	10/20/47	657	704,345
Government National Mortgage Assoc.	4.000	12/20/47	478	513,598
Government National Mortgage Assoc.	4.000	07/20/48	1,668	1,782,001
Government National Mortgage Assoc.	4.000	02/20/49	2,126	2,267,257
Government National Mortgage Assoc.	4.500	02/20/40	250	276,632
Government National Mortgage Assoc.	4.500	01/20/41	148	163,203
Government National Mortgage Assoc.	4.500	02/20/41	730	806,808

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	4.500%	03/20/41	374	$413,665
Government National Mortgage Assoc.	4.500	06/20/44	537	592,478
Government National Mortgage Assoc.	4.500	02/20/46	52	57,569
Government National Mortgage Assoc.	4.500	03/20/46	259	284,570
Government National Mortgage Assoc.	4.500	03/20/47	1,589	1,747,030
Government National Mortgage Assoc.	4.500	08/20/47	304	333,046
Government National Mortgage Assoc.	4.500	01/20/48	247	267,796
Government National Mortgage Assoc.	4.500	02/20/48	1,596	1,744,333
Government National Mortgage Assoc.	5.000	07/15/33	427	491,068
Government National Mortgage Assoc.	5.000	09/15/33	529	602,970
Government National Mortgage Assoc.	5.000	04/15/34	16	17,617
Government National Mortgage Assoc.	5.500	02/15/34	446	503,632
Government National Mortgage Assoc.	5.500	02/15/36	113	131,021
Government National Mortgage Assoc.	7.000	12/15/22	—(r)	203
Government National Mortgage Assoc.	7.000	12/15/22	1	544
Government National Mortgage Assoc.	7.000	01/15/23	—(r)	289
Government National Mortgage Assoc.	7.000	01/15/23	1	828
Government National Mortgage Assoc.	7.000	01/15/23	1	1,004
Government National Mortgage Assoc.	7.000	01/15/23	1	1,212
Government National Mortgage Assoc.	7.000	01/15/23	2	2,080
Government National Mortgage Assoc.	7.000	03/15/23	1	1,199
Government National Mortgage Assoc.	7.000	03/15/23	2	2,082
Government National Mortgage Assoc.	7.000	04/15/23	1	727
Government National Mortgage Assoc.	7.000	04/15/23	2	1,989
Government National Mortgage Assoc.	7.000	05/15/23	—(r)	73
Government National Mortgage Assoc.	7.000	05/15/23	—(r)	197
Government National Mortgage Assoc.	7.000	05/15/23	—(r)	335
Government National Mortgage Assoc.	7.000	05/15/23	—(r)	373
Government National Mortgage Assoc.	7.000	05/15/23	—(r)	435
Government National Mortgage Assoc.	7.000	05/15/23	1	509
Government National Mortgage Assoc.	7.000	05/15/23	1	905
Government National Mortgage Assoc.	7.000	05/15/23	4	3,772
Government National Mortgage Assoc.	7.000	05/15/23	5	5,327
Government National Mortgage Assoc.	7.000	05/15/23	6	5,540
Government National Mortgage Assoc.	7.000	06/15/23	—(r)	90
Government National Mortgage Assoc.	7.000	06/15/23	—(r)	229
Government National Mortgage Assoc.	7.000	06/15/23	—(r)	399
Government National Mortgage Assoc.	7.000	06/15/23	1	713
Government National Mortgage Assoc.	7.000	06/15/23	1	1,083
Government National Mortgage Assoc.	7.000	06/15/23	1	1,290
Government National Mortgage Assoc.	7.000	06/15/23	2	2,434
Government National Mortgage Assoc.	7.000	07/15/23	—(r)	148

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	7.000%	07/15/23	—(r)	$176
Government National Mortgage Assoc.	7.000	07/15/23	—(r)	313
Government National Mortgage Assoc.	7.000	07/15/23	—(r)	316
Government National Mortgage Assoc.	7.000	07/15/23	—(r)	343
Government National Mortgage Assoc.	7.000	07/15/23	1	707
Government National Mortgage Assoc.	7.000	07/15/23	1	871
Government National Mortgage Assoc.	7.000	07/15/23	1	913
Government National Mortgage Assoc.	7.000	07/15/23	1	1,169
Government National Mortgage Assoc.	7.000	07/15/23	2	2,413
Government National Mortgage Assoc.	7.000	07/15/23	11	10,743
Government National Mortgage Assoc.	7.000	08/15/23	—(r)	74
Government National Mortgage Assoc.	7.000	08/15/23	—(r)	219
Government National Mortgage Assoc.	7.000	08/15/23	—(r)	294
Government National Mortgage Assoc.	7.000	08/15/23	—(r)	348
Government National Mortgage Assoc.	7.000	08/15/23	—(r)	389
Government National Mortgage Assoc.	7.000	08/15/23	1	679
Government National Mortgage Assoc.	7.000	08/15/23	1	992
Government National Mortgage Assoc.	7.000	08/15/23	1	1,148
Government National Mortgage Assoc.	7.000	08/15/23	1	1,173
Government National Mortgage Assoc.	7.000	08/15/23	2	1,615
Government National Mortgage Assoc.	7.000	08/15/23	2	2,029
Government National Mortgage Assoc.	7.000	08/15/23	2	2,105
Government National Mortgage Assoc.	7.000	08/15/23	2	2,334
Government National Mortgage Assoc.	7.000	08/15/23	2	2,348
Government National Mortgage Assoc.	7.000	08/15/23	4	3,644
Government National Mortgage Assoc.	7.000	08/15/23	4	4,039
Government National Mortgage Assoc.	7.000	09/15/23	—(r)	401
Government National Mortgage Assoc.	7.000	09/15/23	—(r)	429
Government National Mortgage Assoc.	7.000	09/15/23	1	671
Government National Mortgage Assoc.	7.000	09/15/23	1	700
Government National Mortgage Assoc.	7.000	09/15/23	1	785
Government National Mortgage Assoc.	7.000	09/15/23	5	5,415
Government National Mortgage Assoc.	7.000	09/15/23	20	20,612
Government National Mortgage Assoc.	7.000	10/15/23	—(r)	119
Government National Mortgage Assoc.	7.000	10/15/23	—(r)	156
Government National Mortgage Assoc.	7.000	10/15/23	—(r)	368
Government National Mortgage Assoc.	7.000	10/15/23	—(r)	417
Government National Mortgage Assoc.	7.000	10/15/23	—(r)	422
Government National Mortgage Assoc.	7.000	10/15/23	1	549
Government National Mortgage Assoc.	7.000	10/15/23	1	835
Government National Mortgage Assoc.	7.000	10/15/23	1	865
Government National Mortgage Assoc.	7.000	10/15/23	1	922

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	7.000%	10/15/23	1	$974
Government National Mortgage Assoc.	7.000	10/15/23	1	993
Government National Mortgage Assoc.	7.000	10/15/23	1	1,063
Government National Mortgage Assoc.	7.000	10/15/23	1	1,073
Government National Mortgage Assoc.	7.000	10/15/23	1	1,119
Government National Mortgage Assoc.	7.000	10/15/23	2	1,536
Government National Mortgage Assoc.	7.000	10/15/23	2	1,815
Government National Mortgage Assoc.	7.000	10/15/23	2	1,838
Government National Mortgage Assoc.	7.000	10/15/23	3	2,691
Government National Mortgage Assoc.	7.000	10/15/23	3	3,262
Government National Mortgage Assoc.	7.000	10/15/23	5	4,661
Government National Mortgage Assoc.	7.000	10/15/23	5	4,853
Government National Mortgage Assoc.	7.000	10/15/23	8	8,240
Government National Mortgage Assoc.	7.000	10/15/23	9	9,469
Government National Mortgage Assoc.	7.000	10/15/23	15	15,129
Government National Mortgage Assoc.	7.000	10/15/23	23	24,198
Government National Mortgage Assoc.	7.000	11/15/23	—(r)	361
Government National Mortgage Assoc.	7.000	11/15/23	1	516
Government National Mortgage Assoc.	7.000	11/15/23	1	706
Government National Mortgage Assoc.	7.000	11/15/23	1	776
Government National Mortgage Assoc.	7.000	11/15/23	1	827
Government National Mortgage Assoc.	7.000	11/15/23	1	852
Government National Mortgage Assoc.	7.000	11/15/23	1	1,174
Government National Mortgage Assoc.	7.000	11/15/23	1	1,257
Government National Mortgage Assoc.	7.000	11/15/23	2	2,098
Government National Mortgage Assoc.	7.000	11/15/23	2	2,250
Government National Mortgage Assoc.	7.000	11/15/23	3	2,951
Government National Mortgage Assoc.	7.000	11/15/23	3	2,961
Government National Mortgage Assoc.	7.000	11/15/23	3	3,089
Government National Mortgage Assoc.	7.000	11/15/23	3	3,395
Government National Mortgage Assoc.	7.000	11/15/23	4	4,399
Government National Mortgage Assoc.	7.000	11/15/23	5	4,711
Government National Mortgage Assoc.	7.000	11/15/23	9	9,733
Government National Mortgage Assoc.	7.000	12/15/23	—(r)	277
Government National Mortgage Assoc.	7.000	12/15/23	—(r)	286
Government National Mortgage Assoc.	7.000	12/15/23	—(r)	329
Government National Mortgage Assoc.	7.000	12/15/23	—(r)	345
Government National Mortgage Assoc.	7.000	12/15/23	—(r)	352
Government National Mortgage Assoc.	7.000	12/15/23	1	532
Government National Mortgage Assoc.	7.000	12/15/23	1	758
Government National Mortgage Assoc.	7.000	12/15/23	1	784
Government National Mortgage Assoc.	7.000	12/15/23	1	794

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	7.000%	12/15/23	1	$1,004
Government National Mortgage Assoc.	7.000	12/15/23	1	1,155
Government National Mortgage Assoc.	7.000	12/15/23	1	1,181
Government National Mortgage Assoc.	7.000	12/15/23	1	1,224
Government National Mortgage Assoc.	7.000	12/15/23	2	1,701
Government National Mortgage Assoc.	7.000	12/15/23	2	1,849
Government National Mortgage Assoc.	7.000	12/15/23	2	1,922
Government National Mortgage Assoc.	7.000	12/15/23	2	2,103
Government National Mortgage Assoc.	7.000	12/15/23	2	2,381
Government National Mortgage Assoc.	7.000	12/15/23	3	2,557
Government National Mortgage Assoc.	7.000	12/15/23	3	3,446
Government National Mortgage Assoc.	7.000	12/15/23	3	3,553
Government National Mortgage Assoc.	7.000	12/15/23	3	3,631
Government National Mortgage Assoc.	7.000	12/15/23	4	3,932
Government National Mortgage Assoc.	7.000	12/15/23	4	4,573
Government National Mortgage Assoc.	7.000	12/15/23	6	5,771
Government National Mortgage Assoc.	7.000	12/15/23	7	6,968
Government National Mortgage Assoc.	7.000	12/15/23	8	8,627
Government National Mortgage Assoc.	7.000	12/15/23	11	11,157
Government National Mortgage Assoc.	7.000	12/15/23	13	13,661
Government National Mortgage Assoc.	7.000	01/15/24	—(r)	283
Government National Mortgage Assoc.	7.000	01/15/24	1	628
Government National Mortgage Assoc.	7.000	01/15/24	1	667
Government National Mortgage Assoc.	7.000	01/15/24	1	780
Government National Mortgage Assoc.	7.000	01/15/24	1	1,014
Government National Mortgage Assoc.	7.000	01/15/24	1	1,145
Government National Mortgage Assoc.	7.000	01/15/24	2	1,635
Government National Mortgage Assoc.	7.000	01/15/24	2	1,703
Government National Mortgage Assoc.	7.000	01/15/24	2	1,965
Government National Mortgage Assoc.	7.000	01/15/24	2	2,065
Government National Mortgage Assoc.	7.000	01/15/24	3	3,043
Government National Mortgage Assoc.	7.000	01/15/24	5	5,487
Government National Mortgage Assoc.	7.000	02/15/24	—(r)	311
Government National Mortgage Assoc.	7.000	02/15/24	—(r)	351
Government National Mortgage Assoc.	7.000	02/15/24	1	557
Government National Mortgage Assoc.	7.000	02/15/24	1	1,132
Government National Mortgage Assoc.	7.000	02/15/24	1	1,280
Government National Mortgage Assoc.	7.000	02/15/24	2	1,594
Government National Mortgage Assoc.	7.000	02/15/24	6	6,865
Government National Mortgage Assoc.	7.000	03/15/24	—(r)	86
Government National Mortgage Assoc.	7.000	03/15/24	—(r)	377
Government National Mortgage Assoc.	7.000	03/15/24	1	813

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	7.000%	03/15/24	2	$1,988
Government National Mortgage Assoc.	7.000	04/15/24	—(r)	81
Government National Mortgage Assoc.	7.000	04/15/24	—(r)	270
Government National Mortgage Assoc.	7.000	04/15/24	—(r)	299
Government National Mortgage Assoc.	7.000	04/15/24	1	601
Government National Mortgage Assoc.	7.000	04/15/24	1	742
Government National Mortgage Assoc.	7.000	04/15/24	1	962
Government National Mortgage Assoc.	7.000	04/15/24	1	976
Government National Mortgage Assoc.	7.000	04/15/24	1	1,230
Government National Mortgage Assoc.	7.000	04/15/24	2	1,684
Government National Mortgage Assoc.	7.000	04/15/24	3	3,444
Government National Mortgage Assoc.	7.000	04/15/24	5	5,195
Government National Mortgage Assoc.	7.000	04/15/24	6	5,901
Government National Mortgage Assoc.	7.000	05/15/24	—(r)	172
Government National Mortgage Assoc.	7.000	05/15/24	—(r)	304
Government National Mortgage Assoc.	7.000	05/15/24	1	556
Government National Mortgage Assoc.	7.000	05/15/24	1	737
Government National Mortgage Assoc.	7.000	05/15/24	1	1,221
Government National Mortgage Assoc.	7.000	05/15/24	2	1,627
Government National Mortgage Assoc.	7.000	05/15/24	2	1,983
Government National Mortgage Assoc.	7.000	05/15/24	2	2,391
Government National Mortgage Assoc.	7.000	05/15/24	3	3,326
Government National Mortgage Assoc.	7.000	05/15/24	5	5,255
Government National Mortgage Assoc.	7.000	05/15/24	7	7,570
Government National Mortgage Assoc.	7.000	06/15/24	—(r)	145
Government National Mortgage Assoc.	7.000	06/15/24	—(r)	200
Government National Mortgage Assoc.	7.000	06/15/24	—(r)	293
Government National Mortgage Assoc.	7.000	06/15/24	1	565
Government National Mortgage Assoc.	7.000	06/15/24	1	975
Government National Mortgage Assoc.	7.000	06/15/24	2	2,489
Government National Mortgage Assoc.	7.000	06/15/24	3	2,703
Government National Mortgage Assoc.	7.000	06/15/24	3	2,932
Government National Mortgage Assoc.	7.000	06/15/24	5	5,451
Government National Mortgage Assoc.	7.000	06/15/24	7	7,209
Government National Mortgage Assoc.	7.000	07/15/24	1	914
Government National Mortgage Assoc.	7.000	07/15/24	2	2,100
Government National Mortgage Assoc.	7.000	10/15/24	1	1,354
Government National Mortgage Assoc.	7.000	02/15/29	6	6,227
Government National Mortgage Assoc.	7.500	01/15/23	—(r)	30
Government National Mortgage Assoc.	7.500	01/15/23	—(r)	163
Government National Mortgage Assoc.	7.500	03/15/23	—(r)	321
Government National Mortgage Assoc.	7.500	05/15/23	—(r)	143

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	7.500%	05/15/23	3	$3,403
Government National Mortgage Assoc.	7.500	06/15/23	—(r)	135
Government National Mortgage Assoc.	7.500	07/15/23	—(r)	26
Government National Mortgage Assoc.	7.500	07/15/23	—(r)	152
Government National Mortgage Assoc.	7.500	09/15/23	2	1,951
Government National Mortgage Assoc.	7.500	10/15/23	3	2,840
Government National Mortgage Assoc.	7.500	10/15/23	6	6,805
Government National Mortgage Assoc.	7.500	11/15/23	1	554
Government National Mortgage Assoc.	7.500	11/15/23	7	7,238
Government National Mortgage Assoc.	7.500	12/15/23	1	513
Government National Mortgage Assoc.	7.500	12/15/23	2	1,866
Government National Mortgage Assoc.	7.500	01/15/24	1	1,061
Government National Mortgage Assoc.	7.500	01/15/24	1	1,077
Government National Mortgage Assoc.	7.500	01/15/24	1	1,583
Government National Mortgage Assoc.	7.500	01/15/24	7	7,484
Government National Mortgage Assoc.	7.500	01/15/24	9	9,214
Government National Mortgage Assoc.	7.500	02/15/24	1	703
Government National Mortgage Assoc.	7.500	02/15/24	8	8,731
Government National Mortgage Assoc.	7.500	03/15/24	2	2,475
Government National Mortgage Assoc.	7.500	04/15/24	2	2,034
Government National Mortgage Assoc.	7.500	04/15/24	2	2,041
Government National Mortgage Assoc.	7.500	04/15/24	5	4,929
Government National Mortgage Assoc.	7.500	05/15/24	—(r)	280
Government National Mortgage Assoc.	7.500	06/15/24	—(r)	422
Government National Mortgage Assoc.	7.500	06/15/24	1	1,028
Government National Mortgage Assoc.	7.500	06/15/24	3	3,176
Government National Mortgage Assoc.	7.500	06/15/24	4	4,300
Government National Mortgage Assoc.	7.500	07/15/24	4	3,786
Government National Mortgage Assoc.	7.500	07/15/24	8	8,283
Government National Mortgage Assoc.	8.500	04/15/25	78	87,471
Government National Mortgage Assoc.	9.500	07/20/21	—(r)	9
Government National Mortgage Assoc.	9.500	08/20/21	2	1,905
Israel Government, USAID Bond, U.S. Gov’t. Gtd. Notes	2.903(s)	11/15/25	900	860,000
Israel Government, USAID Bond, U.S. Gov’t. Gtd. Notes	2.938(s)	05/15/26	875	830,362
Israel Government, USAID Bond, U.S. Gov’t. Gtd. Notes	2.975(s)	02/15/26	650	627,955
Israel Government, USAID Bond, U.S. Gov’t. Gtd. Notes	5.500	09/18/33	500	757,494
Residual Funding Corp., Strips Principal, Bonds, PO	2.737(s)	01/15/30	1,540	1,353,991
Residual Funding Corp., Strips Principal, Bonds, PO	3.114(s)	04/15/30	2,280	1,994,769
Resolution Funding Corp., Strips Interest, Bonds	1.547(s)	04/15/28	900	820,960
Resolution Funding Corp., Strips Interest, Bonds	2.046(s)	01/15/30	280	243,015
Resolution Funding Corp., Strips Interest, Bonds	2.477(s)	01/15/29	500	443,569
Resolution Funding Corp., Strips Interest, Bonds	3.624(s)	04/15/30	1,000	859,106

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Tennessee Valley Authority, Sr. Unsec’d. Notes	0.750%	05/15/25	1,485	$1,499,513
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.875	02/01/27	335	374,394
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.880	04/01/36	170	258,730
Tennessee Valley Authority, Sr. Unsec’d. Notes	6.750	11/01/25	1,300	1,717,722
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125	05/01/30	1,170	1,808,375

Total U.S. Government Agency Obligations (cost $259,590,064)				269,074,637
U.S. Treasury Obligations 46.6%
U.S. Treasury Bonds	1.125	05/15/40	520	514,630
U.S. Treasury Bonds	2.000	02/15/50	1,400	1,600,375
U.S. Treasury Bonds	2.875	05/15/43	18,620	24,240,913
U.S. Treasury Bonds	3.000	11/15/44	17,825	23,807,516
U.S. Treasury Bonds	3.000	11/15/45	12,395	16,667,402
U.S. Treasury Bonds	3.125	02/15/43	6,850	9,257,133
U.S. Treasury Bonds	3.125	08/15/44	8,300	11,291,891
U.S. Treasury Bonds	3.375	05/15/44	12,185	17,184,658
U.S. Treasury Bonds	3.625	08/15/43(k)	22,440	32,671,237
U.S. Treasury Bonds	3.625	02/15/44	815	1,190,027
U.S. Treasury Bonds	3.750	11/15/43	38,695	57,443,937
U.S. Treasury Notes	0.375	04/30/25	150	150,492
U.S. Treasury Notes	0.500	04/30/27	725	725,340
U.S. Treasury Notes	0.625	05/15/30	2,770	2,762,642
U.S. Treasury Notes	1.125	02/28/27	20,005	20,858,130
U.S. Treasury Notes	1.250	08/31/24	1,570	1,635,498
U.S. Treasury Notes	1.750	06/30/24	3,085	3,272,510
U.S. Treasury Notes	2.125	08/15/21	3,115	3,187,156
U.S. Treasury Notes	2.250	11/15/25	40,375	44,475,586
U.S. Treasury Notes	2.375	08/15/24	25,305	27,536,980
U.S. Treasury Notes	3.125	11/15/28	5,585	6,759,595
U.S. Treasury Strips Coupon	1.052(s)	05/15/29	10,710	10,041,880
U.S. Treasury Strips Coupon	1.225(s)	02/15/41	150	112,289
U.S. Treasury Strips Coupon	1.351(s)	08/15/43	350	245,533
U.S. Treasury Strips Coupon	1.371(s)	05/15/42	665	481,579
U.S. Treasury Strips Coupon	1.389(s)	05/15/43	4,550	3,219,303
U.S. Treasury Strips Coupon	1.394(s)	11/15/41	1,295	948,790
U.S. Treasury Strips Coupon	1.450(s)	08/15/42	180	129,431
U.S. Treasury Strips Coupon	1.463(s)	11/15/42	475	339,384
U.S. Treasury Strips Coupon	1.479(s)	05/15/24	2,215	2,186,707
U.S. Treasury Strips Coupon	1.872(s)	05/15/31	1,100	1,000,098
U.S. Treasury Strips Coupon	1.889(s)	08/15/29	1,100	1,026,781

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Strips Coupon	1.982%(s)	08/15/39	2,050	$1,585,947
U.S. Treasury Strips Coupon	2.010(s)	08/15/30	1,585	1,457,705
U.S. Treasury Strips Coupon	2.056(s)	11/15/38	590	465,040
U.S. Treasury Strips Coupon	2.058(s)	02/15/39(k)	2,755	2,158,370
U.S. Treasury Strips Coupon	2.089(s)	11/15/35	1,525	1,282,370
U.S. Treasury Strips Coupon	2.172(s)	02/15/28	695	661,417
U.S. Treasury Strips Coupon	2.208(s)	05/15/39	1,505	1,171,666
U.S. Treasury Strips Coupon	2.228(s)	05/15/28	345	327,575
U.S. Treasury Strips Coupon	2.251(s)	08/15/40	2,200	1,666,758
U.S. Treasury Strips Coupon	2.267(s)	02/15/29	305	286,414
U.S. Treasury Strips Coupon	2.334(s)	08/15/41	2,485	1,819,098
U.S. Treasury Strips Coupon	2.353(s)	02/15/44	620	429,883
U.S. Treasury Strips Coupon	2.365(s)	05/15/44	2,275	1,568,150
U.S. Treasury Strips Coupon	2.365(s)	11/15/44	7,750	5,302,998
U.S. Treasury Strips Coupon	2.380(s)	05/15/41	3,445	2,561,277
U.S. Treasury Strips Coupon	2.394(s)	11/15/43	13,768	9,606,407
U.S. Treasury Strips Coupon	2.418(s)	08/15/35	25	21,111
U.S. Treasury Strips Coupon	2.434(s)	11/15/45	590	395,577
U.S. Treasury Strips Coupon	2.436(s)	02/15/46	665	444,043
U.S. Treasury Strips Coupon	2.484(s)	02/15/22(k)	1,675	1,670,158
U.S. Treasury Strips Coupon	3.117(s)	08/15/27	920	880,145

Total U.S. Treasury Obligations (cost $342,960,639)				362,727,532

Total Long-Term Investments (cost $723,181,491)				762,362,858

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Description	Shares	Value
Short-Term Investments 6.5%
Affiliated Mutual Fund 6.4%
PGIM Core Ultra Short Bond Fund (cost $50,071,696)(w)	50,071,696	$50,071,696
Options Purchased*~ 0.1%
(cost $12,443)		685,388
TOTAL SHORT-TERM INVESTMENTS (cost $50,084,139)		50,757,084

TOTAL INVESTMENTS 104.4% (cost $773,265,630)		813,119,942
Liabilities in excess of other assets(z) (4.4)%		(34,047,908)

Net Assets 100.0%		$779,072,034

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
Aces—Alternative Credit Enhancements Securities
CLO—Collateralized Loan Obligation
CMS—Constant Maturity Swap
FHLMC—Federal Home Loan Mortgage Corporation
IO—Interest Only (Principal amount represents notional)
LIBOR—London Interbank Offered Rate
MTN—Medium Term Note
PO—Principal Only
Q—Quarterly payment frequency for swaps
S—Semiannual payment frequency for swaps
Strips—Separate Trading of Registered Interest and Principal of Securities
TBA—To Be Announced
USAID—United States Agency for International Development
USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of May 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%		—		2,178	$47,313
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%		—		2,118	46,213
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%		—		5,296	108,670
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%		—		10,512	216,465
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%		—		10,660	226,428
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%		—		2,118	40,299
Total Options Purchased (cost $12,443)								$685,388
Futures contracts outstanding at May 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
463	5 Year U.S. Treasury Notes	Sep. 2020	$58,164,375	$58,804
34	10 Year U.S. Treasury Notes	Sep. 2020	4,728,125	25,248
				84,052
Short Positions:
6	2 Year U.S. Treasury Notes	Sep. 2020	1,325,063	(402)
556	20 Year U.S. Treasury Bonds	Sep. 2020	99,176,500	(299,062)
337	30 Year U.S. Ultra Treasury Bonds	Sep. 2020	73,476,531	356,355
				56,891
				$140,943
Interest rate swap agreements outstanding at May 31, 2020:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at May 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
6,243	03/31/21	2.173%(A)	1 Day USOIS(2)(A)	$(2,294)	$136,252	$138,546
40,886	06/15/21	1.830%(S)	3 Month LIBOR(2)(Q)	—	931,752	931,752
34,954	09/15/21	1.381%(S)	3 Month LIBOR(2)(Q)	(71,869)	542,913	614,782
22,925	09/15/21	1.480%(S)	3 Month LIBOR(2)(Q)	21,841	384,918	363,077
43,040	09/15/21	1.604%(S)	3 Month LIBOR(2)(Q)	72,391	740,200	667,809

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Interest rate swap agreements outstanding at May 31, 2020 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at May 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
1,534	11/15/45	0.508%(A)	1 Day USOIS(1)(A)	$35,756	$57,962	$22,206
345	11/15/45	1.044%(A)	1 Day USOIS(1)(A)	—	(31,231)	(31,231)
1,360	08/09/49	1.508%(A)	1 Day USOIS(1)(A)	—	(310,889)	(310,889)
1,824	03/30/50	0.855%(S)	3 Month LIBOR(1)(Q)	—	43,244	43,244
				$55,825	$2,495,121	$2,439,296

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).